Document and Entity Information	Sep. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2023
Entity Registrant Name	Yellow Corp
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-12255
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	501 Commerce Street
Entity Address, Address Line Two	Suite 1120
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	913
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	YELLQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0000716006
Amendment Flag	false